                             -  BT INSTITUTIONAL FUNDS  -





                     -------------------------------------------


                                    INSTITUTIONAL
                                 TREASURY MONEY FUND


                     -------------------------------------------








                                  SEMI-ANNUAL REPORT
                     -------------------------------------------
                                      JUNE - 1997

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



         Letter to Shareholders. . . . . . . . . . . . . . . . . . .3

         Institutional Treasury Money Fund
           Statement of Assets and Liabilities . . . . . . . . . . .4
           Statement of Operations . . . . . . . . . . . . . . . . .4
           Statement of Changes in Net Assets. . . . . . . . . . . .5
           Financial Highlights. . . . . . . . . . . . . . . . . . .5
           Notes to Financial Statements . . . . . . . . . . . . . .6

         Treasury Money Portfolio
           Schedule of Portfolio Investments . . . . . . . . . . . .7
           Statement of Assets and Liabilities . . . . . . . . . . .9
           Statement of Operations . . . . . . . . . . . . . . . . .9
           Statement of Changes in Net Assets. . . . . . . . . . . 10
           Financial Highlights. . . . . . . . . . . . . . . . . . 10
           Notes to Financial Statements . . . . . . . . . . . . . 11

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Similar to the environment of the preceding nine months or so, the money markets were dominated virtually throughout the six months ended June 30, 1997 by ongoing concerns about inflation pressures, an overly strong economy, and an official move in interest rates by the Federal Reserve Board. The difference was that during this period, there actually was action by the Federal Reserve Board.

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the managers of the Institutional Treasury Money Fund (the "Fund") were able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.42% as of June 30, 1997 was higher than the 5.26% yield of the IBC Government Only-Institutional Only Money Funds average.* The Fund's 7-day current yield was 5.28% as of June 30, 1997.

MARKET ACTIVITY

This semi-annual period was much more volatile in comparison to the previous period. On March 25, 1997, the Federal Reserve Board increased the fed funds
rate from 5.25% to 5.50%-the first increase in over two years.   Economic
strength, as evidenced by first quarter GDP growth of 5.8%, strong consumer spending and home-building, and increased manufacturing inventories, prompted the official and widely expected move. Interestingly, this above-trend economic growth did not result in a rise in the reported inflation rate.

                   ---------------------------------------------
                                INVESTMENT INSTRUMENTS
                   Direct obligations of U.S. Treasury and
                   repurchase agreements collateralized by U.S.
                   Treasury obligations.
                   ---------------------------------------------

This low inflationary pressure, along with signs that the economy was slowing in the second quarter, was likely the major reason the Federal Reserve Board chose not to raise interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would.

The period following this meeting was quiet, punctuated by continuous growth, high consumer confidence, and a strong equity market. While nonfarm payroll gains were weak, unemployment stayed low and inflation remained scarce. GDP growth for the second quarter was only 1.75%. This type of economic activity, together with the absence of an official move in interest rates, led to very little price volatility on the money market curve in June.

                   ---------------------------------------------
                                      OBJECTIVE
                   Seeks high current income consistent with
                   liquidity and preservation of capital.
                   ---------------------------------------------

INVESTMENT REVIEW

After lengthening the Fund's average maturity in the second half of 1996, we moved to a somewhat defensive, shorter-than-benchmark position throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We did not extend the portfolio's maturity, because we saw no value in the flat yield curve. This strategy, along with strong sector allocation, proved to be quite effective in adding value to the Fund through the semi-annual period.

MANAGER OUTLOOK

We expect to stay in a slightly defensive position for the near term for several reasons. First, we view the money market curve as very expensive right now. We believe the money markets have essentially priced out any possibility of higher interest rates over the next year. In addition, with continued low unemployment, record high consumer confidence, the wealth effect of the equity markets, and a much lower interest rate structure than existed earlier this year, we feel that the risks are still asymmetric for a resumption in economic growth for the second half of the year.

                               -----------------------
                                       RATINGS
                                      S&P: AAAm
                                     Moody's: AAA
                               -----------------------

In short, current data supports the notion that the Federal Reserve Board is on hold and that the economy is enjoying the best of all possible worlds. However, while we are currently in a period of "fixed income nirvana," the future risks for the acceleration of economic activity and for ultimately higher short-term yields seems evident.

                        --------------------------------------
                               STATUS AT JUNE 30, 1997
                          Seven day effective yield:  5.42%
                              Average maturity:  29 days
                             Net Assets:  $1,873 million
                        --------------------------------------


                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                          BY ASSET TYPE AS OF JUNE 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]

                            U.S. Treasury Notes and Bills  19%
                            Repos                          81%

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.


As always, we appreciate your ongoing support of the BT Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                 /s/ Darlene M Rasel

                                    Darlene Rasel
                               Portfolio Manager of the
                               TREASURY MONEY PORTFOLIO
                                    June 30, 1997

----------------------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANKERS TRUST COMPANY, AND THE SHARES ARE NOT FEDERALLY-INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Treasury Money Portfolio, at Value . . . . . .  $ 1,873,085,389
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . .            5,018
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    1,873,090,407
                                                                ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . .           64,782
  Dividends Payable. . . . . . . . . . . . . . . . . . . . . .          186,263
  Accrued Expenses and Other . . . . . . . . . . . . . . . . .          193,424
                                                                ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .          444,469
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,872,645,938
                                                                ---------------
                                                                ---------------
SHARES OUTSTANDING ($0.001 par value per share,
 unlimited number of shares of beneficial
 interest authorized). . . . . . . . . . . . . . . . . . . . .    1,872,509,022
                                                                ---------------
                                                                ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE (net assets divided by shares outstanding). . . . .  $          1.00
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . .  $ 1,872,509,022
  Accumulated Net Realized Gain from Investment Transactions .          136,916
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,872,645,938
                                                                ---------------
                                                                ---------------

-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Treasury Money Portfolio, net. . . . .  $    38,327,712
                                                                ---------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . .          366,716
  Registration Fees. . . . . . . . . . . . . . . . . . . . . .          291,729
  Printing and Shareholder Reports . . . . . . . . . . . . . .            5,126
  Professional Fees. . . . . . . . . . . . . . . . . . . . . .            4,489
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . .            3,836
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .           15,879
                                                                ---------------
 Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .          687,775
 Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . .         (321,059)
                                                                ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . .          366,716
                                                                ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       37,960,996
                                                                ---------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . .          (20,826)
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $    37,940,170
                                                                ---------------
                                                                ---------------

                     See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                     FOR THE             FOR THE
                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  JUNE 30, 1997+     DECEMBER 31, 1996
                                                                ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . .       $   37,960,996      $   65,341,410
  Net Realized Gain (Loss) from Investment Transactions. .              (20,826)            145,965
                                                                 ---------------     ---------------
Net Increase in Net Assets from Operations . . . . . . . .           37,940,170          65,487,375
                                                                 ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . .          (37,960,996)        (65,341,410)
  Net Realized Gain from Investment Transactions . . . . .                   --                  --
                                                                 ---------------     ---------------
Total Distributions. . . . . . . . . . . . . . . . . . . .          (37,960,996)        (65,341,410)
                                                                 ---------------     ---------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 (at net asset value of $1.00 per share)
    Proceeds from Sales of Shares. . . . . . . . . . . . .        6,545,422,745      11,700,024,194
    Dividend Reinvestments . . . . . . . . . . . . . . . .           22,631,190          29,490,927
    Cost of Shares Redeemed. . . . . . . . . . . . . . . .       (6,119,692,100)    (11,630,425,440)
                                                                 ---------------     ---------------
Total Increase from Capital Transactions
  in Shares of Beneficial Interest . . . . . . . . . . . .          448,361,835          99,089,681
                                                                 ---------------     ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . .          448,341,009          99,235,646
                                                                 ---------------     ---------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . .        1,424,304,929       1,325,069,283
                                                                 ---------------     ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . .       $1,872,645,938      $1,424,304,929
                                                                 ---------------     ---------------
                                                                 ---------------     ---------------



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Treasury Money Fund.


                                                                                            FOR THE YEAR ENDED
                                                              FOR THE SIX                     DECEMBER 31,
                                                              MONTHS ENDED  ----------------------------------------------
                                                             JUNE 30, 1997+    1996        1995         1994        1993
                                                             -------------- ----------  ----------    --------    --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .           $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income . . . . . . . . . . . . . . . . . .            0.03        0.05        0.06        0.04        0.03
 Net Realized Gain (Loss) from Investment Transactions . .            0.00++      0.00++     (0.00)++     0.00++      0.00++
                                                                ----------  ----------  ----------    --------    --------
Total from Investment Operations . . . . . . . . . . . . .            0.03        0.05        0.06        0.04        0.03
DISTRIBUTIONS TO SHAREHOLDERS
 Net Investment Income . . . . . . . . . . . . . . . . . .           (0.03)      (0.05)      (0.06)      (0.04)      (0.03)
 Net Realized Gain from Investment Transactions. . . . . .              --          --       (0.00)++       --       (0.00)++
                                                                ----------  ----------  ----------    --------    --------
 Total Distributions . . . . . . . . . . . . . . . . . . .           (0.03)      (0.05)      (0.06)      (0.04)      (0.03)
                                                                ----------  ----------  ----------    --------    --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .           $1.00       $1.00       $1.00       $1.00       $1.00
                                                                ----------  ----------  ----------    --------    --------
                                                                ----------  ----------  ----------    --------    --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . .            2.59%       5.22%       5.71%       3.92%       2.94%
SUPPLEMENTAL DATA AND RATIOS:
 Net Assets, End of Period (000s omitted). . . . . . . . .      $1,872,646  $1,424,305  $1,325,069    $182,101    $143,966
 Ratios to Average Net Assets:
   Net Investment Income . . . . . . . . . . . . . . . . .            5.18%*      5.10%       5.53%       3.97%       2.88%
   Expenses, including expenses of the
    Treasury Money Portfolio . . . . . . . . . . . . . . .            0.25%*      0.25%       0.25%       0.25%       0.25%
   Decrease Reflected in Above Expense Ratio Due
    to Absorption of Expenses by Bankers Trust . . . . . .            0.04%*      0.01%       0.07%       0.04%       0.03%


------------
+   Unaudited
++  Less than $0.01 per share
*   Annualized


                     See Notes to Financial Statements on Page 6

--------------------------------------------------------------------------------
INSTITUTIONAL TREASURY MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was approximately 82% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $366,716.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses of the Fund have been reduced by $321,059.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
Amount                                          Description                                                            Value
----------                                      -----------                                                         ------------
              UNITED STATES TREASURY NOTES- 18.67%
$ 85,000,000  5.75%, 9/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 85,064,755
 135,000,000  5.625%, 10/31/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   134,929,944
  50,000,000  5.75%, 10/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    50,044,678
 155,000,000  5.25%, 12/31/97. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   154,756,580
                                                                                                                    ------------
TOTAL UNITED STATES TREASURY NOTES (Amortized Cost $424,795,957) . . . . . . . . . . . . . . . . . . . . . . . . .   424,795,957
                                                                                                                    ------------
              REPURCHASE AGREEMENTS - 81.81%
  75,000,000  Tri-Party Repurchase Agreement with Bear Stearns, Dated 5/22/97, 5.48%, Principal & Interest in
               the Amount of $75,456,667, Due 7/21/97, (Collateralized by U.S. Treasury Strips, Par Value of
               $75,000,000, Coupon rate of 6.22%  to  6.52%, Due 8/15/07 to 8/15/16, Value of $75,684,999) . . . .    75,000,000

 200,000,000  Open Tri-party Repurchase Agreement with Canadian Imperial  Bank, Dated 6/30/97, Daily Variable
               Rate, Principal amount of $200,000,000 (Collateralized by U.S. Treasury Notes, Par Value of
               $187,444,000, Coupon rates of 5.50%  to  6.25%, Due 3/31/98 to 11/15/98, Value of $190,755,344;
               U.S. Treasury Bond, Par Value of $11,224,000, Coupon rate of 7.875%, Due 2/15/21, Value of
               $13,249,272). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   200,000,000

  85,000,000  Tri-party Repurchase Agreement with Citicorp,  Dated 6/30/97, 6.00%, Principal & Interest in
               the amount of $85,014,167, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
               $84,920,000, Coupon rates of 5.875% to 6.25%, Due 8/15/98 to 3/31/99, Value of $86,705,700) . . . .    85,000,000

 175,000,000  Tri-party Repurchase Agreement with Deutche Bank, Dated 6/30/97, 6.10%, Principal & Interest in the
               amount of $175,029,653, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par Value of
               $12,370,000, Coupon rates of 7.50% to 10.625%, Due 8/15/15 to 11/15/24, Value of $14,284,118; U.S.
               Treasury Notes, Par Value of $163,708,000, Coupon rates of 5.50% to 7.50%, Due 8/15/97 to 5/15/07,
               Value of $164,216,715). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   175,000,000

  15,000,000  Tri-party Repurchase Agreement with Dean Witter, Dated 6/30/97, 5.75%, Principal & Interest in the
               amount of $15,002,396, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
               $16,087,000, Coupon rate of 6.75% to 8.5%, Due 3/15/98 to 6/01/05, Value of $16,484,971). . . . . .    15,000,000

  75,000,000  Tri-party Repurchase Agreement with Dean Witter, Dated 6/30/97, 5.90%, Principal & Interest in the
               amount of $75,012,292, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par Value of
               $73,420,000, Coupon rates of 6.5% to 8.0%, Due 9/25/15 to 3/01/24, Value of $75,605,070). . . . . .    75,000,000

  75,000,000  Tri-party Repurchase Agreement with First Boston, Dated 5/22/97, 5.48%, Principal & Interest in the
               amount of $75,456,667, Due 7/21/97 (Collateralized by U.S. Treasury Strips, Par Value $111,786,000,
               Due 11/15/97 to 2/15/15, Value of $77,240,263). . . . . . . . . . . . . . . . . . . . . . . . . . .    75,000,000

  15,000,000  Tri-party Repurchase Agreement with First Boston, Dated 6/30/97, 5.75%, Principal & Interest in the
               amount of $15,002,396, Due 7/01/97 (Collateralized by U.S. Treasury Strips, Par Value of
               $33,040,000, Due from 11/15/97 to 2/15/25, Value of $15,693,353). . . . . . . . . . . . . . . . . .    15,000,000

  90,000,000  Tri-party Repurchase Agreement with Goldman Sachs, Dated 6/30/97, 5.50%, Principal & Interest in
               the amount of $90,013,750, Due 7/01/97 (Collateralized by U.S. Treasury Note, Par Value of
               $89,947,000, Coupon rate of 6.625%, Due 5/15/07, Value of $91,800,021). . . . . . . . . . . . . . .    90,000,000

 200,000,000  Open Tri-party Repurchase Agreement with HSBC Securities, Dated 6/26/97, Daily Variable Rate,
               Principal amount of $200,000,000 (Collateralized by U.S. Treasury Strips, Par Value of $15,668,000,
               Due from 5/15/20 to 2/15/26, Value of $2,764,644; U.S. Treasury Principal Strip, Par Value of
               $327,262,000, Due from 2/15/15 to 11/15/26, Value of $201,237,585). . . . . . . . . . . . . . . . .   200,000,000

  85,000,000  Tri-party Repurchase Agreement with J.P. Morgan, Dated 6/30/97, 5.95%, Principal & Interest in
               the amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Bills, Par Value of
               $85,314,000, Coupon rates of 6.25% to 6.50%, Due from 3/31/99 to 4/30/99, Value of $88,085,998) . .    85,000,000

 180,000,000  Tri-party Repurchase Agreement with Merrill Lynch, Dated 5/21/97, 5.49%, Principal & Interest in
               the amount of $181,125,450, Due 7/18/97, (Collateralized by U.S. Treasury Bonds, Par Value of
               $131,560,000, Coupon rates of 11.625% to 13.75%, Due from 8/15/04 to 5/15/05, Value of
               $183,601,707) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  180,000,000



                             See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Principal
Amount                                                Description                                                       Value
-----------                                           -----------                                                   --------------
$ 80,000,000  Tri-party Repurchase Agreement with Nomura, Dated 6/30/97, 5.90%, Principal & Interest in the amount of $80,013,111, Due 7/01/97, (Collateralized by U.S. Treasury Bonds, Par Value of $71,532,000,
               Coupon rates of 7.125% to 8.125%, Due from 8/15/19 to 2/15/23, Value of $81,600,275). . . . . . . .  $   80,000,000

 120,000,000  Open Tri-party Repurchase Agreement with Sanwa Bank, Dated 6/26/97, Daily Variable Rate, Principal
               amount of $120,000,000 (Collateralized by U.S. Treasury Notes, Par Value of $113,807,000, Coupon
               rates of 5.50% to 7.875%, Due from 4/15/98 to 11/30/00, Value of $115,520,135; U.S. Treasury
               Bonds, Par Value of $5,028,000, Coupon rates of 6.75% to 12.00%, Due from 8/15/13 to 8/15/26, Value
               of $7,112,243). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     120,000,000

  85,000,000  Tri-party Repurchase Agreement with Smith Barney, Dated 6/30/97, 5.95%, Principal & Interest in the
               amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of $30,608,000,
               Coupon rate of 6.625%, Due 5/15/07, Value of $31,238,563; U.S. Treasury Bills, Par Value of
               $21,998,000, Due 12/04/97, Value of $21,508,720; U.S. Treasury Strips, Par Value of $90,852,000,
               Due from 5/15/02 to 11/15/17, Value of $33,953,122) . . . . . . . . . . . . . . . . . . . . . . . .      85,000,000

 136,865,335  Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/97, 5.80%, Principal & Interest in the
               amount of $136,887,386, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of
               $120,565,000, Coupon rates of 5.50% to 7.875%, Due from 7/31/98 to 8/15/05, Value of $123,590,774;
               U.S. Treasury Bond, Par Value of $14,000,000, Coupon rate of 8.125%, Due 8/15/21, Value of
               $16,549,378). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     136,865,335

  85,000,000  Tri-party Repurchase Agreement with Swiss Bank, Dated 6/30/97, 5.95%, Principal & Interest in the
               amount of $85,014,049, Due 7/01/97, (Collateralized by U.S. Treasury Principal Strip, Par Value of
               $398,799,000, Due from 2/15/19 to 2/15/20, Value of $87,300,565). . . . . . . . . . . . . . . . . .      85,000,000

  85,000,000  Tri-party Repurchase Agreement with UBS, Dated 6/30/97, 5.90%, Principal & Interest in the amount of $85,013,931, Due 7/01/97, (Collateralized by U.S. Treasury Notes, Par Value of $84,935,000,
               Coupon rate of 6.00%, Due 8/15/99, Value of $86,702,982). . . . . . . . . . . . . . . . . . . . . .      85,000,000
                                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (Amortized Cost $1,861,865,335). . . . . . . . . . . . . . . . . . . . . . . . . . . .   1,861,865,335
                                                                                                                    --------------
TOTAL INVESTMENTS (Amortized Cost $2,286,661,292). . . . . . . . . . . . . . . . . . . . . . . . .    100.48%        2,286,661,292
Liabilities in Excess of Other Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (0.48)%         (10,884,532)
                                                                                                                    --------------
NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.00%       $2,275,776,760
                                                                                                                    --------------
                                                                                                                    --------------



                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (including
    repurchase agreements amounting to $1,861,865,335). . . . .  $2,286,661,292
  Interest Receivable . . . . . . . . . . . . . . . . . . . . .       5,496,207
  Prepaid Expenses and Other. . . . . . . . . . . . . . . . . .           5,714
                                                                 --------------
Total Assets  . . . . . . . . . . . . . . . . . . . . . . . . .   2,292,163,213
                                                                 --------------
LIABILITIES
  Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . .         343,138
  Due to Custodian. . . . . . . . . . . . . . . . . . . . . . .      16,025,915
  Accrued Expenses and Other. . . . . . . . . . . . . . . . . .          17,400
                                                                 --------------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .      16,386,453
                                                                 --------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,275,776,760
                                                                 --------------
                                                                 --------------
COMPOSITION OF NET ASSETS
  Paid-in capital . . . . . . . . . . . . . . . . . . . . . . .  $2,275,776,760
                                                                 --------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .  $2,275,776,760
                                                                 --------------
                                                                 --------------


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . .  $   51,511,531
                                                                 --------------
EXPENSES
  Advisory Fees . . . . . . . . . . . . . . . . . . . . . . . .       1,427,151
  Administration and Services Fees. . . . . . . . . . . . . . .         475,717
  Professional Fees . . . . . . . . . . . . . . . . . . . . . .          14,025
  Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . .           1,050
  Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . .          14,820
                                                                  -------------
  Total Expenses. . . . . . . . . . . . . . . . . . . . . . . .       1,932,763
  Less:  Expenses Absorbed by Bankers Trust . . . . . . . . . .         (29,895)
                                                                  -------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .      1,902,868
                                                                  -------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     49,608,663
                                                                  -------------
NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . . .        (26,776)
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . .  $  49,581,887
                                                                  -------------
                                                                  -------------


                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            FOR THE SIX            FOR THE
                                                                            MONTHS ENDED          YEAR ENDED
                                                                            JUNE 30, 1997+    DECEMBER 31, 1996
                                                                            --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
 Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . .    $49,608,663         $95,531,341
 Net Realized Gain (Loss) from Investment Transactions . . . . . . . . . .        (26,776)            217,057
                                                                           ---------------   ------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . .     49,581,887          95,748,398
                                                                           ---------------   ------------------
CAPITAL TRANSACTIONS
 Proceeds from Capital Invested. . . . . . . . . . . . . . . . . . . . . .  6,440,978,183      13,280,023,129
 Value of Capital Withdrawn. . . . . . . . . . . . . . . . . . . . . . . . (6,194,496,156)    (13,337,140,277)
                                                                           ---------------   ------------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . . . . .    246,482,027         (57,117,148)
                                                                           ---------------   ------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .    296,063,914          38,631,250
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,979,712,846       1,941,081,596
                                                                           ---------------   ------------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $2,275,776,760       1,979,712,846
                                                                           ---------------   ------------------
                                                                           ---------------   ------------------



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for each of the periods indicated for the Treasury Money Portfolio.


                                                                                               FOR THE YEAR ENDED
                                                         FOR THE SIX                              DECEMBER 31,
                                                         MONTHS ENDED     -------------------------------------------------------
                                                        JUNE 30, 1997+       1996            1995           1994           1993
                                                      ----------------    ----------     ----------     -----------    ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . . .     $2,275,777     $1,979,713     $1,941,082       $882,775       $789,479
  Ratios to Average Net Assets:
    Net Investment Income . . . . . . . . . . . . .           5.21%*         5.14%          5.58%          3.93%          2.93%
    Expenses. . . . . . . . . . . . . . . . . . . .           0.20%*         0.20%          0.20%          0.20%          0.20%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust . .           0.00%*++       0.00%++        0.01%          0.01%          0.01%


----------------------
+   Unaudited
++  Less than 0.01%
*   Annualized


                     See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
TREASURY MONEY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26,1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

E.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $475,717.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,427,151.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $29,895.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

BT INSTITUTIONAL FUNDS
INSTITUTIONAL TREASURY MONEY FUND





INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


                     -------------------------------------------------
                     For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
                     (800) 368-4031. This report must be preceeded or accompanied by a current prospectus for the Fund.
                     -------------------------------------------------


                                                            Cusip #055924203
                                                                   STA480100